Award Timing Disclosure	9 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices for Granting Certain Equity Awards

While the granting of options and other equity awards to officers, directors and other employees is not expressly addressed in our Insider Trading Policy, we generally follow the same principles set forth in the Insider Trading Policy when granting equity awards, including options, to our officers, directors and other employees with access to material nonpublic information. Generally our Board of Directors or Compensation Committee does not approve grants of such awards during a blackout period and does not take material nonpublic information into account when determining the timing and terms of such an award. Further, we do not have a policy or practice of timing the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	While the granting of options and other equity awards to officers, directors and other employees is not expressly addressed in our Insider Trading Policy, we generally follow the same principles set forth in the Insider Trading Policy when granting equity awards, including options, to our officers, directors and other employees with access to material nonpublic information. Generally our Board of Directors or Compensation Committee does not approve grants of such awards during a blackout period and does not take material nonpublic information into account when determining the timing and terms of such an award. Further, we do not have a policy or practice of timing the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false